Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

Pledged assets
The book value of assets pledged under secured credit facilities as of December 31, 2017 was $2,325.5 million.

Newbuilding Commitments
As of December 31, 2016, we no longer had any contractual commitments under newbuilding contracts. The West Rigel semi-submersible rig was reclassified as an asset held for sale as at December 31, 2016 due to the arrangements made with the shipyard. Refer to Note 12 "Asset held for sale" for more information

Leased Premises Commitments
The related operating lease commitments are summarized in the table below:

(In millions of U.S. dollars)	2018	2019	2020	2021	2022	2023 and thereafter
Leased premises	3.1	2.8	2.7	2.7	1.8	0.0

Guarantees
The Company has not issued any guarantees in favor of third parties. Refer to Note 21 "Related party transactions" for disclosure of the guarantees provided by Seadrill on behalf of the Company.

Legal Proceedings
From time to time we are a party, as plaintiff or defendant, to lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the construction or operation of our drilling units, in the ordinary course of business or in connection with our acquisition or disposal activities. Other than as disclosed below, we believe that the resolution of such claims will not have a material impact individually or in the aggregate on our operations or financial condition. Our best estimate of the outcome of the various disputes has been reflected in our Consolidated Financial Statements as of December 31, 2017.

Other Matters
North Atlantic Drilling, and all other offshore contractors that are members of the Norwegian Shipowners’ Association, lost a Norwegian court case in July 2015 concerning the pension rights of night shift compensation for offshore workers. The case was appealed to the Supreme Court of Norway and the hearing was held in June 2016. The Supreme Court of Norway ruled in favor of the members of the Norwegian Shipowners’ Association, and as such the Company does not consider there to be any remaining contingent liability.

In February 2016 North Atlantic Drilling was notified of certain customer claims. The client withheld amounts from invoice payments due in the first quarter of 2016, which were settled in January 2017 for $34.7 million. The settlement was reflected as at December 31, 2016 and $2.8 million of contract revenue was reversed.